STOCKHOLDERS' DEFICIT (Tables)	12 Months Ended
Dec. 31, 2016
Summary of share warrants outstanding

	Year Ended December 31,
	2016		2015
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	3,000,000	$12.00	3,170,044	$11.52
Warrants issued to consultant	666,667	0.18	—	—
Cashless issued upon conversion of Slainte note	1,746,674	—
Warrants exercised	(963,562)	—	—	—
Repurchased and cancelled	—		(170,044)	3.00
Expired	(3,000,000)	—	—	—
Warrants outstanding, end of period	1,449,779	$0.180	3,000,000	$12.00
Warrants exercisable, end of period	1,449,779	$0.180	3,000,000	$12.00

Summary of stock options outstanding

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding at December 31, 2014	—		—
Issued	600,000	9.8	$0.70
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2015	600,000	9.8	$0.70
Stock options exercisable at December 31, 2015	600,000		$0.70

Stock options outstanding at December 31, 2015	600,000	9.8
Issued	3,080,000	10.0	$0.20
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2016	3,680,000	8.9	$0.28
Stock options exercisable at December 31, 2016	3,680,000	8.9	$0.28

Stock Options [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Stock Options [Member] | Stock Incentive Plan 2014 [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Common Stock Issued for Warrant Outstanding [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

Warrant [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%